KraneShares Trust

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

February 12, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1. The form of Prospectus and Statement of Additional Information dated January 30, 2015 for the Registrant’s KraneShares FTSE Emerging Markets Plus ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 86 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on January 30, 2015 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and Principal Financial Officer